Cover	May 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2021
Entity File Number	0-33203
Entity Registrant Name	LANDMARK BANCORP INC
Entity Central Index Key	0001141688
Entity Tax Identification Number	43-1930755
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	701 Poyntz Avenue
Entity Address, City or Town	Manhattan
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66502
City Area Code	785
Local Phone Number	565-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LARK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false